Investment Strategy	Mar. 31, 2025
Nuveen Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Bloomberg U.S. Aggregate Bond Index (the “Index”). The Fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index (for example, duration, sector diversification and credit quality) without investing in all of the securities in its index. At times the Fund may purchase securities not held in the Index, but which Teachers Advisors, LLC (“Advisors”) believes have similar investment characteristics to securities held in its index. Generally, the Fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including government securities, as well as mortgage-backed, commercial mortgage-backed and asset-backed securities. The Fund’s investments in mortgage-backed securities may include pass-through securities sold by private, governmental and government-related organizations and U.S. Government-sponsored enterprises (“GSEs”), to the extent that such instruments are held by the Index. The Fund may also invest in securities having a variable or floating interest rate. The Fund generally will invest in foreign securities denominated in U.S. dollars only to the extent they are included or eligible to be included in the Index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The securities purchased by the Fund will mainly be high-quality instruments rated in the top four credit categories by a nationally recognized statistical rating organization (“NRSRO”) or deemed to be of the same quality by Advisors using its own credit quality analysis. The Fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more rating agencies.

Because the return of the Index is not reduced by investment and other operating expenses, the Fund’s ability to match the Index is negatively affected by the costs of buying and selling securities, as well as other fees and expenses. The use of the Index by the Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

The Fund is classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). However,

the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Bloomberg U.S. Aggregate Bond Index, which the Fund seeks to track.

Nuveen Core Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds, mortgage-backed and other asset-backed securities, convertible and preferred securities, senior loans and loan participations and assignments and notes. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), performs its own credit analysis, paying particular attention to economic trends and other market events. The Fund may also invest in securities having a variable or floating interest rate. Individual securities or sectors may be overweighted or underweighted relative to the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, when Advisors believes that such overweight or underweight may cause the Fund to outperform the index. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest in fixed-income securities of any duration. As of May 31, 2025, the duration of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, was 6.02 years.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to correctly predict mortgage prepayments and interest rates.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar-denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 25% of the Fund’s assets.

Nuveen Core Impact Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds, taxable municipal securities and mortgage-backed or other asset-backed securities. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund may also invest in securities having a variable or floating interest rate. The Fund may invest in fixed-income securities of any duration. As of May 31, 2025, the duration of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, was 6.02 years. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund is actively managed and does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”) performs its own credit analysis, paying particular attention to economic trends and other market events. Subject to the ESG criteria and Teachers Insurance and Annuity Association of America (“TIAA”)’s proprietary Impact framework described below, individual securities or sectors may be overweighted or underweighted relative to the Fund’s benchmark index, when Advisors believes that the Fund can boost returns above that of the index.

When selecting investments for the Fund, Advisors considers certain ESG criteria or Impact framework. The Fund’s Impact framework, described in more detail below, provides direct exposure to issuers or projects that Advisors believes have the potential to have social or environmental benefits. The ESG criteria are generally implemented based on data provided by independent research vendor(s). In those limited cases where independent ESG criteria are not available for certain types of securities or for certain issuers, these securities may nonetheless be eligible for the Fund should they meet certain internal ESG criteria.

The corporate issuer evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government & public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights & community, labor rights & supply chain, and governance) are other considerations.

The ESG evaluation process with respect to corporate issuers is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The Fund will not generally invest in companies significantly involved in certain business activities including, but not limited to, the production of alcohol, tobacco, military weapons, firearms, nuclear power, thermal coal, and gambling products and services.

The ESG evaluation process with respect to government issuers favors issuers with leadership in ESG performance relative to all peers. Typically, environmental assessment categories include the issuer’s ability to protect, harness, and supplement its natural resources, and to manage environmental vulnerabilities and externalities. Social assessment categories include the issuer’s ability to develop a healthy, productive, and stable workforce and knowledge capital, and to create a supportive economic environment. Governance assessment categories include the issuer’s institutional capacity to support long-term stability and well-functioning financial, judicial, and political systems, and capacity to address environmental and social risks. The government ESG evaluation process is conducted on a global basis and reflects how an issuer’s exposure to and management of ESG risk factors may affect the long-term sustainability of its economy.

While Advisors may invest in issuers that meet these criteria, it is not required to invest in every issuer that meets these criteria. In addition, concerns with respect to one ESG assessment category may not automatically eliminate an issuer from being considered an eligible Fund investment. The ESG criteria and the Impact framework the Fund takes into consideration are both non-fundamental investment policies and may be changed without the approval of the Fund’s shareholders.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Advisors considers investments in these securities to be consistent with the Fund’s ESG criteria.

The Fund also invests in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other institutions or by certain U.S. Government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Advisors does not take into consideration whether the sponsor of an asset-backed security in which the Fund invests meets the ESG criteria or the Fund’s Impact framework. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Fund could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Fund could not invest directly.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Board of Trustees of the Trust or a designated committee thereof (“Board of Trustees”) reviews the ESG criteria used to evaluate securities held by the Fund and the ESG vendor(s) that provide the data that help inform this criteria. Subject to Board of Trustees review, Advisors has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the ESG data.

Additionally, Advisors invests a portion of the Fund’s assets in fixed-income instruments taking into consideration the Impact framework as implemented by the Fund’s portfolio management team. As of March 31, 2025, these investments were 39.7% of the portfolio. These investments provide direct exposure to issuers and/or individual projects that Advisors, through its proprietary analysis, believes have the potential to have social or environmental benefits. Within this exposure to impact investments, the Fund seeks opportunities to invest in publicly traded fixed-income securities that finance initiatives in areas including affordable housing, community and economic development, renewable energy and climate change, and natural resources. These investments will be selected based on the same financial criteria used by Advisors in selecting the Fund’s other fixed-income investments. The portion of the Fund invested in accordance with the Impact framework is not additionally subject to ESG criteria. Advisors engages with certain issuers of investments deemed by Advisors to represent impact securities to communicate impact reporting preferences and encourage alignment with industry best practices regarding responsible investment.

Investing on the basis of ESG criteria and according to the Fund’s Impact framework is qualitative and subjective by nature. There can be no assurance that every Fund investment will meet ESG criteria or the Impact framework, or will do so at all times, or that the ESG criteria and the Impact framework or any judgment exercised by Advisors will reflect the beliefs or values of any particular investor.

The Fund may also use a trading technique called “mortgage rolls” or “dollar rolls” in which the Fund “rolls over” an investment in a mortgage-backed security before its settlement date in exchange for a similar security with a later settlement date.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar-denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 40% of the Fund’s assets.

The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Regulation S Subsidiary”). A Cayman Islands exempted company is a corporate entity established under the laws of the Cayman Islands for the purpose of conducting business mainly outside the Cayman Islands. Regulation S fixed-income securities are debt securities of U.S. and non-U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to Regulation S. The Regulation S Subsidiary is advised by Advisors and has the same investment objective as the Fund, except that the Regulation S Subsidiary may invest without limitation in Regulation S securities.

The Fund may also seek exposure to certain bonds or fixed-income securities that are sold subject to selling restrictions under the Tax Equity and Fiscal Responsibility Act of 1982 (“TEFRA”), which generally restricts the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes) (“TEFRA Bonds”) through investment of up to 25% of its total assets in a separate Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “TEFRA Bond Subsidiary”). These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to TEFRA. The TEFRA Bond Subsidiary is advised by Advisors and has the same investment objective as the Fund, except that the TEFRA Bond Subsidiary may invest without limitation in TEFRA Bonds.

Nuveen Core Plus Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund’s portfolio is divided into two segments. The first segment, which makes up at least 70% of the Fund’s assets, is invested primarily in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, corporate bonds, U.S. Treasury and agency securities and mortgage-backed and asset-backed securities. The securities within the Fund’s first segment are mainly high-quality instruments rated in the top four credit categories by a nationally recognized statistical rating organization (“NRSRO”) or deemed to be of the same quality by Teachers Advisors, LLC (“Advisors”) using its own credit analysis. The second segment, which will not exceed 30% of the Fund’s assets, is invested in fixed-income securities and bonds with special features in an effort to improve the Fund’s total return. Potential investments in this segment include, but are not limited to, non-investment-grade securities (those securities rated in the fifth or lower rating categories), emerging market fixed-income securities, convertible and preferred securities, senior loans and loan participations and assignments and notes. Non-investment-grade securities are usually called “high yield” or “junk bonds” and are speculative in nature. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund’s investments may include securities having a variable or floating interest rate. The Fund may invest in fixed-income securities of any duration. As of May 31, 2025, the duration of the Fund’s benchmark index, the Bloomberg U.S. Aggregate Bond Index, was 6.02 years.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may use an investment strategy called “mortgage rolls” (also referred to as “dollar rolls”), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon the ability of Advisors to predict correctly mortgage prepayments and interest rates.

The Fund can make foreign investments, including investments in emerging market countries and non-dollar-denominated instruments, but the Fund does not expect such investments to exceed 25% of its assets under most circumstances.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

Nuveen 5-15 Year Laddered Tax Exempt Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in tax-exempt bonds, a type of municipal security, the interest on which, in the opinion of the issuer’s bond counsel at the time of issuance, is exempt from federal income tax, including federal alternative minimum tax (“AMT”). The Fund will generally invest in tax-exempt bonds that have a final maturity of between five and fifteen years. In pursuing its investment objective, the Fund seeks to weight investment in tax-exempt bonds such that at the time of investment in a particular bond at least 5% and not more than 15% of the Fund’s net assets (calculated based on the face (par) value of each tax-exempt bond) is invested in tax-exempt bonds with a final maturity in each year within the five- to fifteen-year maturity range. When a municipal security has a final maturity of less than five years, the Fund normally intends to sell that security within a year and reinvest the proceeds in securities with maturities in the five- to fifteen-year range. The Fund’s portfolio is “laddered” by investing in municipal obligations with different final maturities so that some obligations age out of the five- to fifteen-year maturity range during each year. The Fund may invest up to 20% of its assets in securities rated below investment-grade, or unrated securities of comparable quality, which are usually called “high-yield” or “junk bonds.” Securities of non-investment-grade quality are speculative in nature.

The Fund may also invest in other municipal securities including bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of bond counsel for the issuers at the time of issuance, is exempt from regular federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from AMT). Some of these securities may also be exempt from certain state and local income taxes. The Fund generally defines final maturity as (i) the stated final maturity of a bond, whether or not callable; (ii) the first call date of an existing pre-refunded bond; (iii) the earliest put date of a put bond; or (iv) the monthly re-set date of a municipal floating-rate bond or obligation. All municipal obligations maturing within a calendar year will be defined as having the same final maturity. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

Municipal securities are often issued to raise funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities such as water and sewer works.

The Fund does not have a specific target for its average portfolio duration. As of May 31, 2025, the duration of the Fund’s benchmark index, the Bloomberg 10-Year Municipal Bond Index, was 5.88 years.

The Fund may invest up to 20% of its assets in private activity bonds. Private activity bonds are tax-exempt bonds whose proceeds are used to finance private, for-profit organizations. The interest on these securities (including the Fund’s distribution of that interest) may be a preference item for purposes of the AMT. The AMT is a special tax system that ensures that individuals and certain corporations pay at least some federal taxes. Income from securities that are a preference item is included in the computation of the AMT.

The Fund can also invest in other municipal securities, including certificates of participation, municipal leases, municipal obligation components and municipal custody receipts. In addition, the Fund can invest in municipal bonds secured by mortgages on single-family homes and multi-family projects. The Fund’s investments in these securities are subject to prepayment and extension risk. All of the Fund’s assets are dollar-denominated securities.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

The Fund pursues superior returns using historical yield spread and credit analysis to identify and invest in undervalued market sectors and individual securities. The Fund usually sells investments that Teachers Advisors, LLC (“Advisors”) believes to be overvalued on a relative basis.

Nuveen Green Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in bonds. For these purposes, bonds include fixed-income securities of all types. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds, taxable municipal securities and mortgage-backed or other asset-backed securities. Generally, the Fund intends to invest in bonds issued by both domestic and foreign issuers; including foreign issuers from emerging market countries. While the Fund’s investments will generally be denominated in U.S. dollars, the Fund may also invest in non-dollar-denominated instruments. The Fund may also invest in securities issued by U.S. Government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality or unrated securities of comparable quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund may also invest in securities having a variable or floating interest rate. The Fund may invest in fixed-income securities of any maturity or duration. As of May 31, 2025, the duration of the Fund’s benchmark index, the Bloomberg MSCI U.S. Green Bond Index, was 4.87 years. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund seeks to invest the substantial majority of its assets in “green” investments. “Green” investments include, but are not limited to, securities of companies that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint; investments that support environmental projects; structured securities that are collateralized by assets supporting environmental themes; and securities that, in the opinion of the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), have no more than a negligible direct negative environmental impact, which may include securities issued by the U.S. government or its agencies, and GSEs. Teachers Insurance and Annuity Association of America (“TIAA”)’s proprietary Impact framework that the Fund takes into consideration is a non-fundamental investment policy. Such framework may be changed without the approval of the Fund’s shareholders.

Advisors seeks to invest the Fund’s assets in fixed-income instruments according to the Impact framework as implemented by the Fund’s portfolio management team. The Fund’s overall design and investment strategy centers on rigorous and independent research analysis to help identify bonds with both favorable yields and compelling relative value, and the potential for positive environmental impact as it relates to each respective issuer’s and/or individual project’s use of proceeds. These investments provide access to the following environmental themes: (1) renewable energy and climate change (renewable energy projects, smart grid and other projects designed to make generation and transmission systems more efficient, and other projects which seek to reduce greenhouse gas emissions); and (2) natural resources (land conservation, sustainable forestry and agriculture, remediation and redevelopment of polluted or contaminated sites, sustainable waste management projects, water infrastructure and other sustainable building projects). Advisors engages with certain issuers of investments deemed by Advisors to represent impact securities to communicate impact reporting preferences and encourage alignment with industry best practices regarding responsible investment.

The Board of Trustees of the Trust or a designated committee thereof (“Board of Trustees”) periodically reviews the Impact framework used to evaluate securities held by the Fund. Advisors seeks to ensure that the substantial majority of the Fund’s investments are consistent with its Impact framework, but Advisors cannot guarantee that this will always be the case for every Fund investment.

Investing on the basis of the Fund’s Impact framework is qualitative and subjective by nature. There can be no assurance that every Fund investment will meet the Impact framework, or will do so at all times, or that the Impact framework or any judgment exercised by Advisors will reflect the beliefs or values of any particular investor.

The Fund is actively managed and does not rely exclusively on rating agencies when making investment decisions. Instead, Advisors performs its own credit analysis, paying particular attention to economic trends and other market events. Subject to the Impact framework described above, individual securities or sectors may be overweighted or underweighted relative to the Fund’s benchmark index when Advisors believes that the Fund can boost returns above that of the index.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Advisors considers investments in these securities to be consistent with the Fund’s Impact framework.

The Fund also invests in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as, but not limited to, pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other institutions or by certain government-sponsored enterprises such as Fannie Mae or Freddie Mac. Advisors does not take into consideration whether the sponsor of an asset-backed security in which the Fund invests meets the Impact framework. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Fund could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Fund could not invest directly.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in credit default swaps or index credit default swaps primarily to hedge or manage risks associated with assets held by the Fund or to facilitate the implementation of portfolio strategies for the Fund.

The Fund may also seek exposure to Regulation S fixed-income securities through investment in a Cayman Islands exempted company that is wholly owned and controlled by the Fund (the “Subsidiary”). A Cayman Islands exempted company is a corporate entity established under the laws of the Cayman Islands for the purpose of conducting business mainly outside the Cayman Islands. Regulation S fixed-income securities are debt securities of U.S. and non-U.S. issuers that are issued through private placement offerings without registration with the Securities and Exchange Commission (“SEC”) pursuant to Regulation S under the Securities Act of 1933. These may include sovereign or quasi-sovereign bonds, corporate bonds and structured notes issued pursuant to Regulation S. The Subsidiary is advised by Advisors and has the same investment objective as the Fund, except that the Subsidiary may invest without limitation in Regulation S securities.

Nuveen High Yield Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The Fund invests primarily in lower-rated, higher-yielding fixed-income securities, such as domestic and foreign corporate bonds, debentures, senior loans, loan participations and assignments and notes, as well as convertible and preferred securities. Under normal circumstances, the Fund invests at least 80% of its assets in debt and other fixed-income securities rated lower than investment-grade (and their unrated equivalents) or other high-yielding debt securities. These are often called “junk bonds” and are speculative in nature. Most of these will be securities rated in the fifth or lower categories by a nationally recognized statistical rating organization (“NRSRO”). The Fund may also invest in securities having a variable or floating interest rate. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The Fund may invest up to 20% of its assets in the following types of instruments: payment-in-kind or deferred-interest obligations, defaulted securities, asset-backed securities, securities rated lower than B- or its equivalent by at least two rating agencies and securities having limited liquidity.

The Fund can make foreign investments, but the Fund does not expect such investments to exceed 20% of its assets under most circumstances. The Fund can also invest in U.S. Treasury and agency securities or other short-term instruments when other suitable investment opportunities are not available, or when Teachers Advisors, LLC (“Advisors”) would like to build the Fund’s liquidity.

Over long periods of time, a broadly diversified portfolio of lower-rated, higher-yielding securities is designed to, net of capital losses, provide a higher net return than a similarly diversified portfolio of higher-rated, lower-yielding securities of similar duration. Advisors attempts to minimize the risks of investing in lower-rated securities by:

• Doing its own credit analysis (independent of the rating agencies). The Fund buys securities of issuers with a balance of operational and financial risks that Advisors believes make it likely that such issuers will be able to meet their financial obligations;

• Constructing a portfolio of securities diversified by industry, maturity, duration and credit quality; and

• Buying or selling particular securities to seek to take advantage of anticipated changes and trends in the economy and financial markets.

Advisors’ judgment of the value of any particular security is a function of its experience with lower-rated securities, evaluation of general economic and securities market conditions and the financial condition of the security’s issuer. Under some market conditions, the Fund may sacrifice potential yield in order to adopt a defensive posture designed to preserve capital.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies.

The benchmark index for the Fund is the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.

Nuveen Short Duration Impact Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in fixed-income investments with average maturities or average lives of less than 5 years. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds and mortgage-backed and other asset-backed securities. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund may also invest in securities having a variable or floating interest rate. Although the Fund may invest in fixed-income securities of any duration, the duration of the Fund’s portfolio typically ranges between zero and three years. As of May 31, 2025, the duration of the Fund’s benchmark index, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index, was 1.79 years. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes. The term “duration” is defined in the Glossary section in the non-summary portion of the Prospectus.

The Fund is actively managed and does not rely exclusively on rating agencies when making investment decisions. Instead, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”) performs its own credit analysis, paying particular attention to economic trends and other market events. Subject to the ESG criteria and Teachers Insurance and Annuity Association of America (“TIAA”)’s proprietary Impact framework described below, individual securities or sectors may be overweighted or underweighted relative to the Fund’s benchmark index, when Advisors believes that the Fund can boost returns above that of the index.

When selecting investments for the Fund, Advisors considers certain ESG criteria or Impact framework. The Fund’s Impact framework, described in more detail below, provides direct exposure to issuers or projects that Advisors believes have the potential to have social or environmental benefits. The ESG criteria are generally implemented based on data provided by independent research vendor(s). In those limited cases where independent ESG criteria are not available for certain types of securities or for certain issuers, these securities may nonetheless be eligible for the Fund should they meet certain internal ESG criteria.

The corporate issuer evaluation process favors companies with leadership in ESG performance relative to their peers. Typically, environmental assessment categories include climate change, natural resource use, waste management and environmental opportunities. Social evaluation categories include human capital, product safety and social opportunities. Governance assessment categories include corporate governance, business ethics and government & public policy. How well companies adhere to international norms and principles and involvement in major ESG controversies (examples of which may relate to the environment, customers, human rights & community, labor rights & supply chain, and governance) are other considerations.

The ESG evaluation process with respect to corporate issuers is conducted on an industry-specific basis and involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. When ESG concerns exist, the evaluation process gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The Fund will not generally invest in companies significantly involved in certain business activities including, but not limited to, the production of alcohol, tobacco, military weapons, firearms, nuclear power, thermal coal, and gambling products and services.

The ESG evaluation process with respect to government issuers favors issuers with leadership in ESG performance relative to all peers. Typically, environmental assessment categories include the issuer’s ability to protect, harness, and supplement its natural resources, and to manage environmental vulnerabilities and externalities. Social assessment categories include the issuer’s ability to develop a healthy, productive, and stable workforce and knowledge capital, and to create a supportive economic environment. Governance assessment categories include the issuer’s institutional capacity to support long-term stability and well-functioning financial, judicial, and political systems, and capacity to address environmental and social risks. The government ESG evaluation process is conducted on a global basis and reflects how an issuer’s exposure to and management of ESG risk factors may affect the long-term sustainability of its economy.

While Advisors may invest in issuers that meet these criteria, it is not required to invest in every issuer that meets these criteria. In addition, concerns with respect to one ESG assessment category may not automatically eliminate an issuer from being considered an eligible Fund investment. The ESG criteria and the Impact framework the Fund takes into consideration are both non-fundamental investment policies and may be changed without the approval of the Fund’s shareholders.

The Fund is not restricted from investing in any securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Advisors considers investments in these securities to be consistent with the Fund’s ESG criteria.

The Fund also invests in certain asset-backed securities, mortgage-backed securities and other securities that represent interests in assets such as pools of mortgage loans, automobile loans or credit card receivables. These securities are typically issued by legal entities established specifically to hold assets and to issue debt obligations backed by those assets. Asset-backed or mortgage-backed securities are normally created or “sponsored” by banks or other institutions or by certain U.S. Government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Advisors does not take into consideration whether the sponsor of an asset-backed security in which the Fund invests meets the ESG criteria or the Fund’s Impact framework. That is because asset-backed securities represent interests in pools of loans, and not of the ongoing business enterprise of the sponsor. It is therefore possible that the Fund could invest in an asset-backed or mortgage-backed security sponsored by a bank or other financial institution in which the Fund could not invest directly.

The Fund’s investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations (“CMOs”). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is “passed through” to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest on the CMO.

The Board of Trustees of the Trust or a designated committee thereof (“Board of Trustees”) reviews the ESG criteria used to evaluate securities held by the Fund and the ESG vendor(s) that provide the data that help inform this criteria. Subject to Board of Trustees review, Advisors has the right to change the ESG vendor(s) at any time and to add to the number of vendors providing the ESG data.

Additionally, Advisors invests a portion of the Fund’s assets in fixed-income instruments taking into consideration the Impact framework as implemented by the Fund’s portfolio management team. These investments provide direct exposure to issuers and/or individual projects that Advisors, through its proprietary analysis, believes have the potential to have social or environmental benefits. Within this exposure to impact investments, the Fund seeks opportunities to invest in publicly traded fixed-income securities that finance initiatives in areas including affordable housing, community and economic development, renewable energy and climate change, and natural resources. These investments will be selected based on the same financial criteria used by Advisors in selecting the Fund’s other fixed-income investments. The portion of the Fund invested in accordance with the Impact framework is not additionally subject to ESG criteria. Advisors engages with certain issuers of investments deemed by Advisors to represent impact securities to communicate impact reporting preferences and encourage alignment with industry best practices regarding responsible investment.

Investing on the basis of ESG criteria and according to the Fund’s Impact framework are qualitative and subjective by nature. There can be no assurance that every Fund investment will meet ESG criteria or Impact framework, or will do so at all times, or that the ESG criteria and the Impact framework or any judgment exercised by Advisors will reflect the beliefs or values of any particular investor.

The Fund may also engage in relative value trading, a strategy in which the Fund reallocates assets across different sectors and maturities. Relative value trading is designed to enhance the Fund’s returns but increases the Fund’s portfolio turnover rate.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. The Fund may also invest in credit default swaps or index credit default swaps primarily to hedge or manage risks associated with assets held by the Fund or to facilitate the implementation of portfolio strategies for the Fund. The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar-denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 40% of the Fund’s assets.

Nuveen Short Term Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury and agency securities and investment-grade fixed-income investments with an average maturity or average lives of less than 5 years. The Fund primarily invests in a broad range of investment-grade bonds and fixed-income securities, including, but not limited to, U.S. Government securities, corporate bonds and mortgage-backed and other asset-backed securities. The Fund may also invest in other fixed-income securities, including those of non-investment-grade quality (usually called “high-yield” or “junk bonds”). Securities of non-investment-grade quality are speculative in nature. The Fund may also invest in securities having a variable or floating interest rate. The Fund may overweight or underweight individual securities or sectors as compared to their weight in the Fund’s benchmark index for a variety of reasons, such as when the Fund’s investment adviser, Teacher’s Advisors, LLC (“Advisors”), chooses sectors or issuers that it believes offer the potential for superior returns. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

As of May 31, 2025, the duration of the Fund’s benchmark index, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index, was 1.79 years. Although the Fund may invest in fixed-income securities of any maturity, the duration of the Fund’s portfolio typically ranges between one and three years. The Fund also has a policy of maintaining a dollar weighted average maturity of portfolio holdings of no more than three years.

The Fund can make foreign investments, including investments in emerging market countries and non-dollar-denominated instruments, but the Fund does not expect such investments to exceed 25% of its assets under most circumstances.

The Fund may purchase and sell futures, options, swaps, forwards and other fixed-income derivative instruments to carry out the Fund’s investment strategies. In particular, the Fund may purchase and sell interest rate futures to attempt to manage duration and/or certain risks.

Nuveen Short Term Bond Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its assets in bonds within its benchmark and portfolio tracking index, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index (the “Index”). The Fund uses a sampling technique to create a portfolio that closely matches the overall investment characteristics of the Index (for example, duration, sector diversification and credit quality) without investing in all of the securities in the Index. At times the Fund may purchase securities not held in the Index, but which Teachers Advisors, LLC (“Advisors”) believes have similar investment characteristics to securities held in its index. Generally, the Fund intends to invest in a wide spectrum of public, investment-grade, taxable debt securities denominated in U.S. dollars including United States treasury debt, government-related debt, and corporate issues. The Fund has a policy of maintaining a dollar weighted average maturity of no more than three years. For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.

The securities purchased by the Fund will mainly be high-quality instruments rated in the top four credit categories by a nationally recognized statistical rating organization (“NRSRO”) or deemed to be of the same quality by Advisors using its own credit quality analysis. The Fund may continue to hold instruments that were rated as high-quality when purchased, but which subsequently are downgraded to below-investment-grade status or have their ratings withdrawn by one or more rating agencies.

Because the return of the Index is not reduced by investment and other operating expenses, the Fund’s ability to match the Index is negatively affected by the costs of buying and selling securities, as well as other fees and expenses. The use of this index by the Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

The Fund may also invest in foreign securities, including emerging markets fixed-income securities and non-dollar-denominated instruments. Under most circumstances, the Fund’s investments in fixed-income securities of foreign issuers constitute less than 20% of the Fund’s assets.

The Fund is classified as a diversified investment company, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become non-diversified under the 1940 Act without the approval of Fund shareholders solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its benchmark index, the Bloomberg U.S. 1–3 Year Government/Credit Bond Index, which the Fund seeks to track.

Nuveen Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]

The Fund is a “government money market fund,” as defined in the applicable rules governing money market funds, and as such invests at least 99.5% of its total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully by cash or U.S. Government securities. These investments include (1) securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities and (2) repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. Short-term, U.S. Government securities generally pay interest that is among the lowest for income-paying securities. Because of this, the yield on the Fund will likely be lower than the yields on funds that invest in longer-term or lower-quality securities. The

Fund’s investments may include securities having a variable or floating interest rate.

Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, and invests in debt obligations with a remaining maturity of 397 days or less.

Teachers Advisors, LLC (“Advisors”) limits the Fund’s investments to U.S. Government securities or securities that present minimal credit risks to the Fund and are of eligible quality.

A government money market fund is not required to impose liquidity fees, and the Fund does not currently intend to impose such fees. However, the Fund’s Board of Trustees of the Trust (“Board of Trustees”) could elect to subject the Fund to such fees in the future.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.